Stock-based Compensation - Fair value of the stock options (Details)	3 Months Ended	6 Months Ended			12 Months Ended
	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Assumptions on the date of grant to estimate the fair value of the stock options
Estimated dividend yield	0.00%	0.00%	0.00%		0.00%
Expected term of options (in years)	5 years 138 days	5 years 1 month 13 days	5 years 47 days		5 years 1 month 17 days
Humacyte, Inc.
Assumptions on the date of grant to estimate the fair value of the stock options
Estimated dividend yield		0.00%		0.00%	0.00%
Expected share price volatility, minimum		91.00%		89.40%	89.40%	70.10%
Expected share price volatility, maximum		92.10%		91.40%	91.60%	87.70%
Risk-free interest rate, minimum		0.62%		0.39%	0.34%	1.76%
Risk-free interest rate, maximum		1.02%		0.75%	0.75%	2.46%
Expected term of options (in years)		6 years		6 years	6 years	6 years